Disposal of assets and other transactions	12 Months Ended
Dec. 31, 2022
Disposal Of Assets And Other Transactions
Disposal of assets and other transactions

30.	Disposal of assets and other transactions

The Company has an active partnership and divestment portfolio, which takes into account opportunities of partnerships and disposal of non-strategic assets in several areas in which it operates, whose development of transactions also depends on conditions beyond the control of the Company.

The divestment projects follow the procedures aligned with the guidelines of the Brazilian Federal Auditor’s Office (Tribunal de Contas da União – TCU) and the current legislation.

The major classes of assets and related liabilities classified as held for sale are shown in the following table:

				12.31.2022	12.31.2021
	E&P	RT&M	Corporate and other businesses	Total	Total
Assets classified as held for sale
Cash and cash equivalents	-	−	−	-	13
Trade receivables	-	−	−	-	31
Inventories	-	21	−	21	73
Investments	-	−	−	-	210
Property, plant and equipment	3,568	19	−	3,587	1,975
Others	-	−	−	-	188
Total	3,568	40	−	3,608	2,490
Liabilities on assets classified as held for sale
Trade payables	-	-	-	-	2
Finance debt	-	-	133	133	1
Provision for decommissioning costs	1,332	-	-	1,332	833
Others	-	-	-	-	31
Total	1,332	−	133	1,465	867

30.1.	Sales pending closing

The assets and liabilities corresponding to the transactions pending closing are classified as held for sale at December 31, 2022:

Transaction	Acquirer	Date of approval / signing	Transaction amount (*)	Further information
Sale of the Company's entire interest (100%) in a set of 22 production onshore and shallow water field concessions, together with its associated infrastructure, located in the Potiguar Basin, in the state of Rio Grande do Norte, jointly called the Potiguar group of fields.	3R Potiguar SA, subsidiary of 3R Petroleum Óleo e Gás SA	January 2022	1,385	a
Sale of the Company's entire interest in a set of four onshore production fields, with integrated facilities, located in the state of Espírito Santo, jointly called Norte Capixaba group of fields.	Seacrest Petróleo SPE Norte Capixaba Ltda., a wholly owned subsidiary of Seacrest Exploração e Produção de Petróleo Ltda.	February 2022	478	b
Sale of the Company's entire interest in the Albacora Leste concession, located predominantly in deep waters in the Campos Basin.	Petro Rio Jaguar Petróleo Ltda. (PetroRio), subsidiary of Petro Rio S.A.	April 2022	1,951	c
Sale of the Lubrificantes e Derivados de Petróleo do Nordeste (LUBNOR) refinery and its associated logistics assets, located in the state of Ceará.	Grepar Participações Ltda.	May 2022	34	d
Sale of the Company's entire interest in a set of maritime concessions called Golfinho and Camarupim groups of fields, in deep waters of the post-salt layer, located in the Espírito Santo Basin.	BW Energy Maromba do Brasil Ltda (BWE)	June 2022	15	e
(*) Amounts considered at the signing of the transaction, not including contingent assets. Transactions signed in Brazilian reais are translated to U.S. dollars with the closing exchange rate of the period.

These transactions may provide for price adjustments until the closing of the transaction and be also subject to the fulfillment of conditions precedent, such as approval by the Brazilian Agency of Petroleum, Natural Gas and Biofuels (ANP) and CADE.

a)	Sale of Potiguar group of fields

The agreement provides for the receipt of US$ 110 on the transaction signing date, US$ 1,040 at the transaction closing, and US$ 235 to be paid to Petrobras in 4 annual installments of US$ 58.75, starting in March 2024.

b)	Sale of Norte Capixaba group of fields

The agreement provides for the receipt of US$ 36 on the transaction signing date, and US$ 442 at the transaction closing and up to US$ 66 in contingent payments provided for in the contract, depending on future Brent prices.

c)	Sale of Albacora Leste concession

The agreement provides for the receipt of US$ 293 on the transaction signing date, US$ 1,658 at the transaction closing, and up to US$ 250 in contingent payments provided for in the contract, depending on future Brent prices.

d)	Sale of LUBNOR refinery

The agreement provides for the receipt of US$ 3 on the transaction signing date, US$ 10 at the transaction closing, and 3 annual installments of US$ 7 expected to occur from 2024 to 2026.

e)	Sale of interest in Golfinho and Camarupim concessions

The agreement provides for the receipt of US$ 3 on the transaction signing date, and US$ 12 at the transaction closing and up to US$ 60 in contingent payments provided for in the contract, depending on future Brent prices and the development of these assets.

30.2.	Closed sales

Transaction	Acquirer	Signature date (S) Closing date (C)	Sale amount (*)	Gain/ (loss) (**)	Further infor-mation
Sale of the Company's entire interest in a set of seven onshore and shallow water fields called Alagoas group of fields, and of Alagoas Natural Gas Processing Unit, in the state of Alagoas.	Petromais Global Exploração e Produção S.A. (renamed Origem Energia S.A.)	July 2021 (S) February 2022 (C)	300	335	a
Sale of the Company's entire interest in 14 onshore production fields (Recôncavo group of fields), in the state of Bahia	3R Candeias S.A, a wholly owned subsidiary of 3R Petroleum Óleo e Gás S.A.	December 2020 (S) May 2022 (C)	256	215	b
Sale of the Company's entire interest (27.88%) in Deten Química S.A (Deten), a petrochemical plant located in the industrial hub of Camaçari, in the state of Bahia.	Cepsa Química S.A.	April 2022 (S) July 2022 (C)	103	52	c
Sale of the Company’s entire interest (51%) in Petrobras Gas S.A (Gaspetro)	Compass Gas e Energia S.A.	July 2021 (S) July 2022 (C)	391	173	d
Sale of the Company’s entire interest in Peroá group of fields, in the state of Espírito Santo	DBO Energia and OP Energia, currently 3R Offshore	January 2021 (S) August 2022 (C)	13	34	e
Sale of the Company's entire interest in Fazenda Belém and Icapuí onshore fields, named Fazenda Belém group of fields, located in the Potiguar Basin, in the state of Ceará	SPE Fazenda Belém S.A., wholly owned subsidiary of 3R Petroleum e Participações S.A.	August 2020 (S) August 2022 (C)	23	39	f
Sale of shares of the company that will hold the Isaac Sabbá Refinery (REMAN) and its associated logistics assets, in the state of Amazonas	Ream Participações S.A. (a company controlled by the partners of Atem Distribuidora de Petróleo S.A.)	August 2021 (S) November 2022 (C)	257	37	g
Sale of shares of the company that will hold the Shale Industrialization Unit (SIX), in the state of Paraná.	Forbes & Manhattan Resources Inc., a wholly owned subsidiary of Forbes & Manhattan Inc.	November 2021 (S) November 2022 (C)	42	(2)	h
Sale of the Company's entire interest in 11 onshore production fields (Carmópolis group of fields), including integrated facilities, in the state of Sergipe	Carmo Energy S.A.	December 2021 (S) December 2022 (C)	1,098	619	i
Sale of the Company’s 62,5% interest in Papa-Terra field, in the Campos basin	3R Petroleum Offshore S.A.	July 2021 (S) December 2022 (C)	24	(39)	j
Total			2,507	1,463
(*) The amount of "Proceeds from disposal of assets" in the Statement of Cash Flows is composed of amounts received this period, including installments of operations from previous years, and advances referring to operations not completed.
(**) Recognized in “Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control” within other income and expenses (note 10).

The operations were concluded after the fulfillment of conditions precedent.

a)	Sale of Alagoas group of fields and of Alagoas Natural Gas Processing Unit

The transaction was closed with the payment of US$ 240 to Petrobras in February 2022, in addition to the US$ 60 paid to Petrobras on the transaction signing date.

b)	Sale of Recôncavo group of onshore fields

The transaction was closed with the payment of US$ 246 to Petrobras in May 2022, in addition to the US$ 10 paid to Petrobras on the transaction signing date.

c)	Sale of Deten petrochemical plant

The transaction was closed with the payment of US$ 96 to Petrobras, including price adjustments such as the effects of inflation indexation and compensation of dividends received, in addition to the US$ 6 paid to Petrobras on the transaction signing date. In addition, US$ 4 was paid to Petrobras up to December 2022 referring to the receipt of earn outs (tax credits) as provided for in the contract.

d)	Sale of Gaspetro

The full amount was paid to Petrobras on the transaction closing date.

e)	Sale of Peroá group of fields

The operation was closed with the payment of US$ 8, including price adjustments, in addition to the US$ 5 paid to Petrobras on the transaction signing date.

In addition to these amounts, Petrobras expects to receive up to US$ 43 in contingent payments, depending on future Brent prices and the development of these assets.

f)	Sale of Fazenda Belém group of fields

The operation was closed with the payment of US$ 5, including price adjustments, in addition to the US$ 9 paid to Petrobras on the transaction signing date.

Petrobras expects to receive the remaining balance in August 2023, including price adjustments.

g)	Sale of REMAN refinery assets

The transaction was closed in November 2022 after the payment of US$ 229 to Petrobras, including price adjustments, arising from changes in working capital, net debt and investments until the transaction closing, in addition to US$ 28 received upon the contract signing.

The contract also provides for a final adjustment to the acquisition price, which is expected to occur in the first quarter of 2023.

h)	Sale of interest in SIX shale processing plant

The transaction was closed with the payment of US$ 39, including price adjustments, in addition to US$ 3 received upon the contract signing.

i)	Sale of Carmópolis group of onshore fields

The transaction was closed with the payment of US$ 548, including price adjustments, in addition to the US$ 275 paid to Petrobras on the transaction signing date.

In addition, US$ 275 million will be received within 12 months.

j)	Sale of Papa-Terra field

The transaction was closed with the payment of US$ 18, including price adjustments, in addition to the US$ 6 paid to Petrobras on the transaction signing date.

In addition, there is US$ 80 in contingent receivables provided for in the contract (contingent asset), related to production volume of the asset and future oil prices.

30.3.	Price adjustments – sales closed in previous periods
a)	Sale of RLAM refinery assets

The transaction closed in November 2021 included price adjustments provided for in the contract, for which the Company recognized US$ 68 in January 2022 within other income and expenses.

30.4.	Surplus volumes of Transfer of Rights Agreement

Transaction	Closing date	Financial compensation	Results (*)
Production Sharing Contract for the surplus volumes of the Transfer of Rights Agreement related to Atapu and Sepia fields, including the gross-up of the taxes levied	April 2022	5,281	3,743
Exercise of the call option for additional 5% interest in the surplus volume of the Transfer of Rights Agreement of Búzios field	November 2022	1,951	737
(*) Recognized in "Results from co-participation agreements in bid areas" within other income and expenses (note 10).

For more information, see note 24.

30.5.	Contingent assets from disposed investments and other transactions

Some disposed assets and other agreements provide for receipts subject to contractual clauses, especially related to the Brent variation in transactions related to E&P assets.

The transactions that may generate revenue recognition, accounted for within other income and expenses, are presented below:

Transaction	Closing date	Amounts subject to recognition	Assets recognized in 2022	Assets recognized in previous periods

Sales in previous years
Riacho da Forquilha group of fields	December 2019	62	28	−
Pampo and Enchova group of fields	July 2020	650	144	36
Baúna field	November 2020	285	115	17
Frade field	February 2021	20	−	−
Ventura group of fields	July 2021	43	−	43
Miranga group of fields	December 2021	85	40	15
Cricare group of fields	December 2021	118	22	−
Sales in the period
Peroá group of fields	August 2022	43	10	−
Papa-Terra field	December 2022	90	15	−
Surplus volume of the Transfer of Rights Agreement
Sepia and Atapu (*)	April 2022	5,244	693	−
Total			1,067	111
(*) For more information, see note 24.3.

30.6.	Other operation

On March 23, 2022, the dissolution of Participações em Complexos Bioenergéticos S.A. – PCBios, in which Petrobras held 50%, was concluded, after approval at this company's Extraordinary General Meeting. There were no accounting effects arising from this transaction.

On August 18, 2022, Petrobras concluded an agreement with Edison S.p.A for the purchase of an additional 50% interest in the company Ibiritermo S.A., for the amount of U$ 1 (R$ 2,5 million), which became a wholly owned subsidiary. This transaction was classified as a business combination, with recognition of gain on bargain purchase of US$ 2.

On December 31, 2022, Petrobras Comercializadora de Gás e Energia e Participações S.A. (PBEN-P) and Petrobras Comercializadora de Energia S/A (PBEN), carried out a corporate restructuring in which PBEN-P incorporated PBEN. The two companies are wholly-owned subsidiaries of Petrobras. Therefore, there is no effect on these consolidated financial statements.

30.7.	Cash flows from sales of interest with loss of control

In 2022, 2021 and 2020, the Company disposed of its interest in certain subsidiaries over which control was lost. The following table summarizes cash flows arising from losing control in subsidiaries:

	Cash received	Cash in subsidiary before losing control	Net Proceeds
2022
Gaspetro	391	(22)	369
REMAN	233	(22)	211
Total	624	(44)	580
2021
Mataripe refinery (former RLAM)	1,868	(119)	1,749
PUDSA	62	(15)	47
Total	1,930	(134)	1,796
2020
Petrobras Oil & Gas B.V.(PO&GBV)	276	−	276
Liquigas	784	(10)	774
Total	1,060	(10)	1,050

Accounting Policy for assets and liabilities held for sale

Non-current assets, disposal groups and liabilities directly associated with those assets are classified as held for sale if their carrying amounts will, principally, be recovered through the sale transaction rather than through continuing use.

The condition for classification as held for sale is met only when the sale is approved by the Company’s Board of Directors and the asset or disposal group is available for immediate sale in its present condition and there is the expectation that the sale will occur within 12 months after its classification as held for sale. However, an extended period required to complete a sale does not preclude an asset (or disposal group) from being classified as held for sale if the delay is caused by events or circumstances beyond the Company’s control and there is sufficient evidence that the Company remains committed to its plan to sell the assets (or disposal groups).

Assets (or disposal groups) classified as held for sale and the associated liabilities are measured at the lower of their carrying amount and fair value less disposal expenses. Assets and liabilities are presented separately in the statement of financial position.

In the classification of non-current assets as held for sale, provisions for decommissioning costs related to these assets are also disclosed. Any commitments with decommissioning assumed by the Company resulting from the sale process are recognized after the closing of the transaction, in accordance with the contractual terms.

When a component of the Company is disposed of or classified as held for sale, and it represented a separate major line of business, the disposed interest is considered a discontinued operation. Thus, its net income, operating, investing and financing cash flows are presented in separate line items until the date of the closing of the operation.